Note 5 - Revenues - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 554	$ 580
Unbilled membership dues	2,029	1,670
Billings	(1,981)	(1,696)
Balance	602	554
Balance	2,900
Balance	3,200	2,900
Deferred Membership Dues [Member]
Balance	2,899	2,718
Billings	5,964	5,341
Revenue recognized	(5,710)	(5,160)
Balance	3,153	2,899
Customer Advance Deposits [Member]
Balance	453	430
Billings	1,540	1,507
Revenue recognized	1,440	1,484
Balance	$ 553	$ 453